Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations	R$ 11,119	R$ 8,544
Losses	(56)	(8)
B3 S.A. - Brasil, Bolsa, Balco [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations	11,119
Amounts pledged in guarantee of repurchase agreement transactions	R$ 176,760
Central Bank [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations		8,544
Amounts pledged in guarantee of repurchase agreement transactions		R$ 153,359